Accounts receivable, net	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts receivable, net
3	Accounts receivable, net

	As of December 31,
	2021	2022
	RMB	RMB	US$
Accounts receivable	81,550	34,869	5,056
Less: allowance for doubtful accounts	(37,690)	(5,142)	(746)

Total accounts receivable, net	43,860	29,727	4,310

The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Balance at beginning of year	43,820	37,690	5,465
(Reversals)/provisions	(246)	2,089	303
Write-offs	(5,884)	(34,637)	(5,022)

Balance at end of year	37,690	5,142	746